SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is March 3, 2017.

MFS® Global Alternative Strategy Fund

Effective March 1, 2017, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)
Portfolio Manager	Since	Title
Ben Nastou	2014	Investment Officer of MFS
Natalie Shapiro	2007	Investment Officer of MFS
José Ignacio Andrés	March 2017	Investment Officer of UBS
Nathan Shetty	March 2017	Investment Officer of UBS

Effective March 1, 2017, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI.

Portfolio Manager	Primary Role	Five Year History
Ben Nastou	MFS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the investment area of MFS since 2001
Natalie Shapiro	MFS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the investment area of MFS since 1997
José Ignacio Andrés	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Asset Class, Market and Currency Exposure	Employed in the investment area of UBS since 2008
Nathan Shetty	UBS Portfolio Manager, General Oversight of a Team of Investment Professionals Responsible for Managing Asset Class, Market and Currency Exposure	Employed in the investment area of UBS since October 2014; Head of the Investment Solutions Group and a portfolio manager at Mesirow Financial from 2011 to October 2014.

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